Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash Balances by Geographic Area

At June 30, 2026 and December 31, 2025, the Company’s cash balances by geographic area were as follows:

Country:	June 30, 2026		December 31, 2025
United States	$39,145	99.8%	$108,599	99.5%
China	76	0.2%	492	0.5%
Total cash	$39,221	100.0%	$109,091	100.0%

At December 31, 2025 and 2024, the Company’s cash balances by geographic area were as follows:

Country:	December 31, 2025		December 31, 2024
United States	$108,599	99.5%	$2,646,395	99.6%
China	492	0.5%	11,787	0.4%
Total cash	$109,091	100.0%	$2,658,182	100.0%

Schedule of Derivative Liability Measured at Fair Value	The table below reflects the activity of derivative liability measured at fair value for the six months ended June 30, 2026:
Significant Unobservable Inputs (Level 3)
Balance of derivative liability as of January 1, 2026	$34,156
Loss from change in the fair value of derivative liability	1,275,237
Reclassification of additional paid-in capital upon conversion	(1,281,603)
Balance of derivative liability as of June 30, 2026	$27,790
The table below reflects the activity of derivative liability measured at fair value for the years ended December 31, 2025 and 2024:
Significant Unobservable Inputs (Level 3)
Balance of derivative liability as of January 1, 2024	$24,796
Initial fair value of derivative liability attributable to warrants issuance with March and June 2024 fund raises	479,468
Reclassification of additional paid-in capital upon conversion	(2,354)
Gain from change in the fair value of derivative liability	(374,365)
Balance of derivative liability as of December 31, 2024	127,545
Initial fair value of derivative liability attributable to Second Warrant issuance with June 2024 fund raise (See Note 11)	621,353
Gain from change in the fair value of derivative liability	(538,213)
Reclassification of additional paid-in capital upon conversion	(176,529)
Balance of derivative liability as of December 31, 2025	$34,156

Schedule of Securities that were Excluded from the Diluted Per Share

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Options to purchase common stock	2,189,836	44,501	2,189,836	44,501
Warrants to purchase common stock	13,202,348	95,746	13,202,348	95,746
Series C convertible preferred stock (*)	1,058,091	1,452,282	1,058,091	1,452,282
Series D convertible preferred stock (**)	-	2,074,689	-	2,074,689
Series E convertible preferred stock (***)	12,931,000	-	12,931,000	-
Convertible notes and related accrued interest (****)	-	2,436,375	-	2,638,734
Potentially dilutive securities	29,381,275	6,103,593	29,381,275	6,305,952

(*)	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.

(**)	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.

(***)	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $1.50 per share.

(****)	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $1.00 per share for the three and six months ended June 30, 2025.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Years Ended December 31,
	2025	2024
Options to purchase common stock	41,169	52,479
Warrants to purchase common stock	95,746	182,996
Series A convertible preferred stock (*)	-	60,000
Series B convertible preferred stock (**)	-	194,004
Series C convertible preferred stock (***)	1,576,763	1,452,282
Series D convertible preferred stock (****)	2,074,689	-
Series E convertible preferred stock (*****)	13,000,000	-
Convertible notes and related accrued interest (******)	788,283	227,269
Potentially dilutive securities	17,576,650	2,169,030

(*)	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.

(**)	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.

(***)	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.

(****)	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.

(*****)	Assumed the Series E convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $1.50 per share.

(******)	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $1.00 per share for the years ended December 31, 2025. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024.